Related parties (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Short-term employee benefits	R$ 27,160	R$ 21,171	R$ 16,979
Share-based compensation plans	16,193	19,884	21,380
Total	R$ 43,353	R$ 41,055	R$ 38,359